VESSELS AND EQUIPMENT, NET - Summary of Vessels and Equipment, Net (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Accumulated depreciation
Depreciation	$ (39,051)	$ (37,541)
Vessels and equipment, net	2,077,135		$ 2,102,495
Vessels and equipment
Cost
Beginning balance, cost	2,467,470
Additions	0
Disposals	0
Ending balance, cost	2,467,470
Accumulated depreciation
Accumulated depreciation, beginning balance	(406,998)
Depreciation	(32,593)
Disposals	0
Accumulated depreciation, ending balance	(439,591)
Vessels and equipment, net	2,027,879		2,060,472
Dry docks
Cost
Beginning balance, cost	65,509
Additions	13,691
Disposals	(7,500)
Ending balance, cost	71,700
Accumulated depreciation
Accumulated depreciation, beginning balance	(23,486)
Depreciation	(6,458)
Disposals	7,500
Accumulated depreciation, ending balance	(22,444)
Vessels and equipment, net	49,256		42,023
Total
Cost
Beginning balance, cost	2,532,979
Additions	13,691
Disposals	(7,500)
Ending balance, cost	2,539,170
Accumulated depreciation
Accumulated depreciation, beginning balance	(430,484)
Depreciation	(39,051)
Disposals	7,500
Accumulated depreciation, ending balance	(462,035)
Vessels and equipment, net	$ 2,077,135		$ 2,102,495